OPERATING SEGMENTS	12 Months Ended
Jul. 31, 2022
OPERATING SEGMENTS
OPERATING SEGMENTS
9.	OPERATING SEGMENTS

The Company operates in a single reportable operating segment – the acquisition, exploration, and evaluation of mineral property interests. The Company is currently focusing on the acquisition and exploration of mineral property interests in BC, Canada. The Company’s only long-term assets are located only in Canada.